Property and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Amortization of leased assets	$ 1,900,000	$ 1,300,000
Property and equipment acquired under capital leases	3,500,000	1,500,000
Capitalized internally developed software	113,000	169,000
Net book value of internally developed software	$ 364,000	$ 597,000